CONCENTRATION OF RISKS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 16, 2012
Foreign currency exchange rate risk
Appreciation and depreciation of the RMB against US dollar (as a percent)	(6.30%)	7.20%	4.40%
Minimum [Member]
Foreign currency exchange rate risk
Daily floating range of RMB trading prices against the U.S. dollar (as a percent)				0.50%
Maximum [Member]
Foreign currency exchange rate risk
Daily floating range of RMB trading prices against the U.S. dollar (as a percent)				1.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration risk percentage	32.00%	28.00%	25.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Concentration risk percentage	95.00%	72.00%	94.00%